Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 28, 2023
Summary Prospectus

Effective January 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Adam Kramer (Co-Lead Portfolio Manager) has managed the fund since 2007.
Ford O'Neil (Co-Lead Portfolio Manager) has managed the fund since 2012.
The Co-Lead Portfolio Managers have primary responsibility for the day-to-day oversight of the fund, including the coordination and implementation of the fund's asset allocation strategy, and monitoring the performance and holdings with respect to the four general investment categories in which the fund invests. The Co-Portfolio Managers named below manage the fund's investments within its designated disciplines.
Brian Chang (Co-Portfolio Manager) has managed the fund since 2017.
Ramona Persaud (Co-Portfolio Manager) has managed the fund since 2017.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
SDI-SUSTK-1123-100 1.9911177.100	November 9, 2023
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class M, Class C, Class I, and Class Z
January 28, 2023
Summary Prospectus

Effective January 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Adam Kramer (Co-Lead Portfolio Manager) has managed the fund since 2007.
Ford O'Neil (Co-Lead Portfolio Manager) has managed the fund since 2012.
The Co-Lead Portfolio Managers have primary responsibility for the day-to-day oversight of the fund, including the coordination and implementation of the fund's asset allocation strategy, and monitoring the performance and holdings with respect to the four general investment categories in which the fund invests. The Co-Portfolio Managers named below manage the fund's investments within its designated disciplines.
Brian Chang (Co-Portfolio Manager) has managed the fund since 2017.
Ramona Persaud (Co-Portfolio Manager) has managed the fund since 2017.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
ASDI-SUSTK-1123-103 1.9881425.103	November 9, 2023